Income Taxes - Summary of Components of Provision for Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of components of the provisions for income taxes
Current	$ 0	$ 0
Deferred	0	0
Total	$ 0	$ 0